CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Current assets, VIEs
Cash	¥ 1,873,446	¥ 1,811,319
Restricted cash	10,837	27,673
Accounts receivable, net of allowance for doubtful accounts	364,654	198,851
Value-added-tax ("VAT") recoverable	112,067	72,958
Prepaid expenses	50,373	50,361
Other current assets	42,651	49,151
Property and equipment, net	8,165,601	4,322,891
Intangible assets, net	348,466	92,569
Deferred tax assets	14,305	12,626
Restricted cash, non-current	63,317
VAT recoverable	290,065	98,863
Other non-current assets	211,785	98,725
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	790,484	628,478
Accounts payable	1,110,411	513,543
Accrued expenses and other payables	368,624	207,950
Deferred revenue	55,609	40,657
Capital lease and other financing obligations, current	97,943	88,593
Long-term borrowings, excluding current portion	3,459,765	1,509,676
Capital lease and other financing obligations, non-current	2,303,044	1,022,959
Deferred tax liabilities	124,277	53,280
Other long-term liabilities	¥ 358,898	¥ 111,706
Ordinary shares, shares authorized | shares	2,002,000,000	2,002,000,000
Ordinary shares, shares issued | shares	941,269,679	760,009,043
Ordinary shares, shares outstanding | shares	941,269,679	760,009,043
VIEs
Current assets, VIEs
Cash	¥ 266,560	¥ 397,948
Restricted cash	10,837	10,091
Accounts receivable, net of allowance for doubtful accounts	348,536	172,538
Value-added-tax ("VAT") recoverable	27,596	13,399
Prepaid expenses	32,919	28,466
Other current assets	7,283	1,201
Property and equipment, net	2,164,121	1,421,036
Intangible assets, net	143,151	54,558
Deferred tax assets	11,846	8,178
Restricted cash, non-current	23,592	0
VAT recoverable	26,235	12,094
Other non-current assets	80,763	36,357
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	232,000	413,600
Accounts payable	339,175	152,192
Accrued expenses and other payables	91,542	125,989
Deferred revenue	46,526	30,033
Capital lease and other financing obligations, current	84,771	55,311
Long-term borrowings, excluding current portion	85,250	0
Capital lease and other financing obligations, non-current	879,685	631,874
Deferred tax liabilities	70,030	39,426
Other long-term liabilities	¥ 13,145	¥ 8,717